Parent Only Information - Schedule of Condensed Statements of Operations and Comprehensive Loss (Details) - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Condensed Statements of Operations and Comprehensive Loss [Line Items]
(Loss)/Income from operations	¥ 484	$ 65	¥ 8,747	¥ (206)
Non-operating (loss)/income	2,222	304	(25,245)
(Loss)/Income from investment in subsidiaries	(71,957)	(9,858)	11,634	(291,468)
Net loss	(69,251)	(9,489)	(4,864)	(291,674)
Other comprehensive (loss)/income	7,433	1,019	(1,543)	(1,851)
Total Comprehensive loss	¥ (61,818)	$ (8,470)	¥ (6,407)	¥ (293,525)